GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2013
GEOGRAPHIC INFORMATION [Abstract]
GEOGRAPHIC INFORMATION
NOTE 13:-	GEOGRAPHIC INFOROMATION

Summary information about geographic areas:

The Company operates in one reportable segment (see Note 1 for a brief description of the Company's business). The total revenues are attributed to geographic areas based on the location of the end-users.

The following table presents total revenues for the years ended December 31, 2011, 2012 and 2013 and long-lived assets as of December 31, 2012 and 2013:

	Year ended December 31,
	2011	2012	2013
Revenues from sales to customers located at:

The United States	$33,932	$41,637	$54,914
America - other	9,763	16,560	18,302
EMEA *)	57,648	57,135	53,361
China	18,497	19,871	16,908
Asia Pacific - other	47,180	53,968	49,512

	$167,020	$189,171	$192,997

*)	Europe, the Middle East and Africa.

	December 31,
	2012	2013
Long-lived assets, by geographic region:

America (principally the United States)	$1,010	$1,739
Israel	10,552	13,425
EMEA - other	666	869
Asia Pacific	1,361	1,490

	$13,589	$17,523